FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - Level 2 - Term Loan A and Term Loan B $ in Thousands	Dec. 31, 2021 USD ($)
Carrying Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Term Loan A and Term Loan B	$ 815,764
Estimated Fair Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Term Loan A and Term Loan B	$ 833,637